Property, furniture, equipment and leasehold improvements - Net	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, furniture, equipment and leasehold improvements - Net

Note 10 - Property, furniture, equipment and leasehold improvements - Net:

The breakdown of property, furniture, equipment and leasehold improvements is shown below:

	Buildings		Land		Assets under construction		Transportation equipment cars		Transportation equipment trucks (1)		Furniture and equipment		Store equipment (1)		Store shelving equipment		Lease-hold improvements		Computer equipment		Storage equipment		Total
December 31, 2025
Initial balance	Ps.	116	Ps.	871	Ps.	—	Ps.	5,669	Ps.	498,050	Ps.	67,257	Ps.	1,311,014	Ps.	758,045	Ps.	3,660,590	Ps.	121,887	Ps.	32,126	Ps.	6,455,625
Acquisitions		—		15,122		16,164		—		233,466		53,393		678,899		368,594		2,332,681		64,664		19,426		3,782,409
Disposals		—		—		—		(109)		(4,889)		(758)		(5,704)		(3,577)		(3,767)		(1,052)		(474)		(20,330)
Depreciation		(82)		—		—		(2,871)		(90,814)		(11,986)		(196,980)		(52,440)		(440,455)		(67,511)		(5,691)		(868,830)
Final balance	Ps.	34	Ps.	15,993	Ps.	16,164	Ps.	2,689	Ps.	635,813	Ps.	107,906	Ps.	1,787,229	Ps.	1,070,622	Ps.	5,549,049	Ps.	117,988	Ps.	45,387	Ps.	9,348,874

December 31, 2025
Cost		1,481		15,993		16,164		56,076		953,147		164,147		2,452,688		1,282,886		7,058,726		467,512		78,745		12,547,565
Impairment		—		—		—		—		—		—		—		—		(26,069)		—		—		(26,069)
Accumulated depreciation		(1,447)		—		—		(53,387)		(317,334)		(56,241)		(665,459)		(212,264)		(1,483,608)		(349,524)		(33,358)		(3,172,622)
Final balance	Ps.	34	Ps.	15,993	Ps.	16,164	Ps.	2,689	Ps.	635,813	Ps.	107,906	Ps.	1,787,229	Ps.	1,070,622	Ps.	5,549,049	Ps.	117,988	Ps.	45,387	Ps.	9,348,874

December 31, 2024
Initial balance	Ps.	185	Ps.	871	Ps.	—	Ps.	15,143	Ps.	431,229	Ps.	57,131	Ps.	904,531	Ps.	572,331	Ps.	2,468,575	Ps.	120,666	Ps.	35,638	Ps.	4,606,300
Acquisitions		—		—		—		—		135,494		20,247		553,776		228,453		1,566,922		64,631		1,666		2,571,189
Disposals		—		—		—		(438)		(1,439)		—		—		—		—		—		—		(1,877)
Depreciation		(69)		—		—		(9,036)		(67,234)		(10,121)		(147,293)		(42,739)		(374,907)		(63,410)		(5,178)		(719,987)
Final balance	Ps.	116	Ps.	871	Ps.	—	Ps.	5,669	Ps.	498,050	Ps.	67,257	Ps.	1,311,014	Ps.	758,045	Ps.	3,660,590	Ps.	121,887	Ps.	32,126	Ps.	6,455,625

December 31, 2024
Cost		1,481		871		—		84,377		732,028		120,743		1,785,750		935,348		4,705,936		411,839		60,772		8,839,145
Impairment		—		—		—		—		—		(8,735)		(4,574)		—		—		(3,045)		—		(16,354)
Accumulated depreciation		(1,365)		—		—		(78,708)		(233,978)		(44,751)		(470,162)		(177,303)		(1,045,346)		(286,907)		(28,646)		(2,367,166)
Final balance	Ps.	116	Ps.	871	Ps.	—	Ps.	5,669	Ps.	498,050	Ps.	67,257	Ps.	1,311,014	Ps.	758,045	Ps.	3,660,590	Ps.	121,887	Ps.	32,126	Ps.	6,455,625

The depreciation of property, furniture, equipment and leasehold improvements amounted to Ps.868,830 , Ps.719,987, and Ps.488,409 for the years ended December 31, 2025, 2024 and 2023, respectively, and Ps.195,252, Ps.124,490, and Ps.94,121 was recognized in cost of sales and Ps.673,578 , Ps.562,244, and Ps.394,288 in sales expenses, respectively, for such years. In the year ended December 31, 2024, the Company wrote off certain assets by Ps.33,253 that were recorded in other expenses. In December 2023, the Company impaired property damage due to Hurricane Otis by Ps.42,422 (See Note 1), which was recognized as other expenses in the statement of profit or loss; however, during the year ended December 31, 2024, the amount was reversed by Ps.26,069.

(1) The transportation and store equipment are pledged as collateral of financings described in Note 14.